Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating Activities:
Net Income	$ 857,028	$ 863,487
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	513,487	479,433
Change in deferred taxes, net	1,657	(6,771)
(Gain) loss on sale of investments	746	(9,397)
(Gain) loss on sale of fixed assets	2,527	2,995
Stock Option Compensation Expense	3,804	18,484
Cash outflow from hedging		(4,040)
Dividend income from equity method investees	25,193	10,790
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(102,147)	(15,470)
Inventories, net	(132,705)	(20,109)
Prepaid expenses, other current and non-current assets	117,957	47,731
Accounts receivable, related parties	(98,944)	(2,232)
Accounts payable, related parties	117,115	(13,933)
Accounts payable, accrued expenses and other current and non-current liabilities	51,646	78,743
Income tax payable	(83,544)	16,309
Net cash provided by (used in) operating activities	1,273,820	1,446,020
Investing Activities:
Purchases of property, plant and equipment	(646,371)	(512,476)
Proceeds from sale of property, plant and equipment	7,632	18,583
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,048,711)	(297,456)
Proceeds from divestitures	3,661	17,984
Net cash (used in) provided by investing activities	(1,683,789)	(773,365)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	170,479	78,316
Repayments of short-term borrowings and other financial liabilities	(141,361)	(78,555)
Proceeds from short-term borrowings from related parties	309,730	16,464
Repayments of short-term borrowings from related parties	(56,762)	(5,836)
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	1,616,470	337,137
Repayments of long-term debt and capital lease obligations	(1,118,729)	(325,912)
Increase (decrease) of accounts receivable securitization program	(94,000)	37,000
Proceeds from exercise of stock options	86,403	74,875
Proceeds from conversion of preference shares into ordinary shares	(177,810)	34,784
Purchase of treasury stock		(505,014)
Payment of dividends [N]	(317,903)	(296,134)
Distributions to Noncontrolling interests		(162,239)
Contributions from noncontrolling interests	31,497	52,357
Cash provided by (used in) financing activities	308,014	(742,757)
Effect of exchange rate changes on cash and cash equivalents	6,682	(15,783)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(95,273)	(85,885)
Cash and cash equivalents at beginning of period	682,777	688,040
Cash and cash equivalents at end of period	$ 587,504